Note 4 - Strategic Agreements 3	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Notes to Financial Statements
Strategic Agreements [Text Block]

4. Strategic Agreements

Ligand Development Funding Agreement

In December 2018, the Company entered into the Ligand Agreement with Ligand, whereby Ligand agreed to make a one-time payment of $10.0 million to fund the development of QTORIN rapamycin. As partial consideration for the one-time payment, the Company granted Ligand the right to receive up to $8.0 million in milestone payments upon the achievement of certain corporate, financing and regulatory milestones by the Company related to QTORIN rapamycin for the treatment of any and all indications. In addition, the Company agreed to pay to Ligand tiered royalties from 5.0% to 9.8% based on any aggregate annual worldwide net product sales of any products based on QTORIN rapamycin. On a licensed product-by-licensed product and country-by-country basis, the royalty period is from the date of first commercial sale of such licensed product in a country until the latest of (i) the expiration of the last valid claim within the licensed patent rights covering such licensed product in the country in which such licensed product is made, used or sold, (ii) the expiration of the regulatory exclusivity term conferred by the applicable regulatory authority in such country with respect to such licensed product, and (iii) the fifteenth anniversary of the first commercial sale of such licensed product in such country. In certain circumstances, the agreement allowed the Company to reduce the royalty rates under the Ligand Agreement by making payments (“Royalty Buy Down Payments”). Specifically, once the Company has made royalty payments to Ligand equal to certain specified amounts in the mid eight figures, the Company has the option to make Royalty Buy Down Payments at any time during the remainder of the term of the Ligand Agreement to reduce its certain royalty tier percentages on annual worldwide net sales of any products by one or two percentage points. Such Royalty Buy Down Payments range in size from the low seven figures to the low eight figures.

Ligand may terminate the agreement for any or no reason upon a 90-day notice to the Company. Ligand may also terminate the agreement for cause in connection with a material breach that the Company does not cure within a certain period of time.

The total amount of potential future milestone payments remaining under the arrangement were $5.0 million as of September 30, 2024 and December 31, 2023. The potential future milestone payments represent derivative liabilities with a fair value of $1.4 million and $1.0 million as of September 30, 2024 and December 31, 2023, respectively, which are classified as derivative liabilities – royalty agreement on the accompanying balance sheets. See Note 3 for fair value measurements.

The Company’s obligation to pay tiered royalties under the Ligand Agreement was determined to be a debt instrument based on the likelihood of repaying the amounts provided to fund the development of QTORIN rapamycin and that the Company has significant continuing involvement in the generation of the cash flows potentially due to Ligand. This obligation is reflected as royalty agreement liability which is classified as a long-term liability on the accompanying balance sheets. Interest expense with respect to the royalty agreement liability is determined using the effective interest method based upon probability-adjusted cash flow estimates of the Company’s potential future royalty payments under the Ligand Agreement, yielding an effective interest rate of 39.9% and 20.2% for the three and nine months ended September 30, 2024 and 2023, respectively. Changes in these estimates impact the amount of interest expense recognized through the accompanying statements of operations. During the second quarter 2023, the Company received data from certain of its clinical trials that reduced the projected net product sales related to QTORIN rapamycin and the corresponding probabilities of successful commercialization resulting in a significant reduction in the future royalty agreement liability. In the second quarter of 2024, the Company received data that adjusted the projected net product sales related to QTORIN rapamycin resulting in an increase to the future royalty agreement liability. The Company incurred non-cash interest expense of $1.0 million and $1.3 million for the three months ended September 30, 2024 and 2023, respectively. The Company incurred non-cash interest expense of $2.8 million for the nine months ended September 30, 2024 and non-cash interest income of $7.4 million for the nine months ended September 30, 2023. Interest (expense) income is a component of the royalty agreement liability on the accompanying balance sheets.

In November 2023, the Ligand Agreement was amended (the “Amended Ligand Agreement”), whereby Ligand paid the Company an additional $5.0 million in return for an increase in the future tiered royalties to 8.0% to 9.8% of any aggregate annual worldwide net product sales of any products based on QTORIN rapamycin. The Royalty Buy Down Payments, and the associated rate modifications, in the original agreement were eliminated as part of the amendment. The Company determined that the original Ligand Agreement was extinguished with the newly Amended Ligand Agreement recorded at the estimated fair value of the royalty agreement liability on the date of the amendment. This resulted in a one-time, non-cash gain on extinguishment of approximately $23.1 million for the quarter ended December 31, 2023.

The Ligand Agreement requires the Company to make certain estimates and assumptions about the future development, FDA approval, commercialization, and net sales of any product containing QTORIN rapamycin. These estimates and assumptions are subject to significant variability and are thus subject to significant uncertainty. Therefore, these estimates and assumptions are likely to change as the Company develops and commercializes products containing QTORIN rapamycin that may result in future adjustments to the royalty agreement liability, the derivative liabilities, and the accretion of interest expense.

4. Strategic Agreements

Ligand Development Funding Agreement

In December 2018, the Company entered into the Ligand Agreement with Ligand, whereby Ligand agreed to make a one-time payment of $10.0 million to fund the development of QTORIN rapamycin. As partial consideration for the one-time payment, the Company granted Ligand the right to receive up to $8.0 million in milestone payments upon the achievement of certain corporate, financing and regulatory milestones by the Company related to QTORIN rapamycin for the treatment of any and all indications. In addition, the Company agreed to pay to Ligand tiered royalties from 5.0% to 9.8% based on any aggregate annual worldwide net product sales of any products based on QTORIN rapamycin. On a licensed product-by-licensed product and country-by-country basis, the royalty period is from the date of first commercial sale of such licensed product in a country until the latest of (i) the expiration of the last valid claim within the licensed patent rights covering such licensed product in the country in which such licensed product is made, used or sold, (ii) the expiration of the regulatory exclusivity term conferred by the applicable regulatory authority in such country with respect to such licensed product, and (iii) the fifteenth anniversary of the first commercial sale of such licensed product in such country. In certain circumstances, the Company has the right to reduce the royalty rates under the Ligand Agreement by making payments (“Royalty Buy Down Payments”). Specifically, once the Company has made royalty payments to Ligand equal to certain specified amounts in the mid eight figures, the Company has the option to make Royalty Buy Down Payments at any time during the remainder of the term of the Ligand Agreement to reduce its certain royalty tier percentages on annual worldwide net sales of any products by one or two percentage points. Such Royalty Buy Down Payments range in size from the low seven figures to the low eight figures.

Ligand may terminate the agreement for any or no reason upon a 90-day notice to the Company. Ligand may also terminate the agreement for cause in connection with a material breach that the Company does not cure within a certain period of time.

The total amount of potential future milestone payments remaining under the arrangement were $5.0 million as of December 31, 2023 and 2022. The potential future milestone payments represent derivative liabilities with a fair value of $1.0 million and $1.5 million as of December 31, 2023 and 2022, respectively, which are classified as derivative liabilities – royalty agreement on the accompanying balance sheets. See Note 3 for fair value measurements.

The Company’s obligation to pay tiered royalties under the Ligand Agreement was determined to be a debt instrument based on the likelihood of repaying the amounts provided to fund the development of QTORIN rapamycin and that the Company has significant continuing involvement in the generation of the cash flows potentially due to Ligand. This obligation is reflected as royalty agreement liability which is classified as a long-term liability on the accompanying balance sheets. Interest expense with respect to the royalty agreement liability is determined using the effective interest method based upon probability-adjusted cash flow estimates of the Company’s potential future royalty payments under the Ligand Agreement, yielding an effective interest rate of 38.9% and 30.3% as of December 31, 2023 and 2022, respectively. The effective interest rate is estimated at each balance sheet date based on the rate that would enable the liability to be repaid in full over the anticipated life of the arrangement. Changes in these estimates impact the amount of interest expense recognized through the accompanying statements of operations. During the second quarter of 2023, the Company received data from certain of its clinical trials that reduced the projected net product sales related to QTORIN rapamycin and the corresponding probabilities of successful commercialization, resulting in a significant reduction in the expected future royalty payments and a corresponding reduction in the royalty agreement liability as of December 31, 2023. The Company incurred non-cash interest income (expense) of $6.3 million and ($10.4) million for the years ended December 31, 2023 and 2022, respectively, all of which is a component of the royalty agreement liability on the accompanying balance sheets.

In November 2023, the Ligand Agreement was amended (the “Amended Ligand Agreement”), whereby Ligand paid the Company an additional $5.0 million in return for an increase in the future tiered royalties to 8.0% to 9.8% of any aggregate annual worldwide net product sales of any products based on QTORIN rapamycin The Royalty Buy Down Payments, and the associated rate modifications, in the original agreement were eliminated as part of the amendment. The Amended Ligand Agreement also replaced the termination provision so that the agreement may be terminated by the earlier of a mutual written agreement of the parties or when the royalties contemplated by the agreement are paid to Ligand. The Company evaluated the accounting for the Amended Ligand Agreement under ASC 470, Debt, and concluded that the present value of the cash flows under the Amended Ligand Agreement differed by more than 10% from the present value of the cash flows under the original Ligand Agreement. As such, the Ligand Agreement was extinguished and the Amended Ligand Agreement was recorded at the estimated fair value of the royalty agreement liability on the date of the amendment. This resulted in a non-cash gain on extinguishment of approximately $23.1 million being recorded in the accompanying statement of operations related to the difference between the carrying value of the liability and its estimated fair value of $7.8 million on the date of amendment. See Note 3 for fair value measurements.

The Amended Ligand Agreement includes an option for Ligand to purchase additional product revenue participation rights from Palvella over a 10-year period. The option allows Ligand, for each product developed on the QTORIN platform that completes the first human clinical trial in the United States, the opportunity to make an upfront payment to Palvella (as set forth in the Amended Ligand Agreement) in return for a royalty rate (as set forth in the Amended Ligand Agreement). The Company determined that the option to purchase additional product revenue participation rights was not a freestanding financial instrument as it was not separately exercisable and legally detachable. The Company also determined that the option did not meet the definition of a derivative subject to bifurcation as it does not have a net settlement characteristic.

The Ligand Agreement requires the Company to make certain estimates and assumptions about the timing and probability of FDA approval and commercialization, and the amount of future net sales for any product containing QTORIN rapamycin. The estimated future net sales are based on subjective assumptions that include the estimated size of the addressable patient population and the anticipated pricing of the Company’s products.  These estimates and assumptions are subject to significant variability and are thus subject to significant uncertainty. Therefore, these estimates and assumptions are likely to change as the Company develops and commercializes products containing QTORIN rapamycin that may result in significant future adjustments to the royalty agreement liability, the derivative liabilities, and the accretion of interest expense.